SUPPLEMENT dated August 7, 2007

To the PROSPECTUS of

The Boston Company Group of Equity Funds:

The Boston Company Large Cap Core Fund

The Boston Company Small Cap Value Fund

The Boston Company Small Cap Growth Fund

The Boston Company Small/Mid Cap Growth Fund

The Boston Company Small Cap Tax-Sensitive Equity Fund

The Boston Company Emerging Markets Core Equity Fund

The Boston Company International Core Equity Fund

The Boston Company International Small Cap Fund

The Boston Company World ex-U.S. Value Fund

Dated February 1, 2007
(as supplemented July 19, 2007)

Effective August 6, 2007, Daniel B. LeVan and Peter J. Collins are no longer co-portfolio managers of The Boston Company Emerging Markets Core Equity Fund (“Emerging Markets Core Equity Fund”), Remi J. Browne and Peter S. Carpenter are no co-longer portfolio managers of The Boston Company International Core Equity Fund (the “International Core Equity Fund”), and Daniel B. LeVan and John W. Evers are no longer co-portfolio managers of The Boston Company International Small Cap Fund (the “International Small Cap Fund”). William S. Patzer has been appointed as portfolio manager of each such fund.

Therefore, the following replaces the information on page 20 under “The Investment Adviser – Fund managers” with respect to each funds.

Fund	Fund managers	Positions during past five years
Emerging Markets Core Equity Fund International Core Equity Fund International Small Cap Fund	William S. Patzer

Senior Vice President, William is a portfolio manager for our Emerging Markets Core Equity, Global Equity, International Core Equity and International Small Cap disciplines since August 6, 2007. William joined TBCAM in November 2005 and is also responsible for covering the health care sector. In that role, he is responsible for covering the stocks in his sector for the strategies which the team manages. Prior to joining The Boston Company, William served as a Senior Analyst with Goldman Sachs Asset Management covering the industrials, energy and materials sectors. Before joining Goldman Sachs, William was a Co-Manager for the Global Value Fund at Merrill Lynch Investment Managers. While at Merrill, William was also a Senior Fund Analyst.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

SUPPLEMENT dated August 7, 2007

To the STATEMENT OF ADDITIONAL INFORMATION of

Mellon Institutional Group of Equity Funds

The Boston Company Large Cap Core Fund

The Boston Company Small Cap Value Fund

The Boston Company Small Cap Growth Fund

The Boston Company Small/Mid Cap Growth Fund

The Boston Company Small Cap Tax-Sensitive Equity Fund

The Boston Company Emerging Markets Core Equity Fund

The Boston Company International Core Equity Fund

The Boston Company International Small Cap Fund

The Boston Company World ex-U.S. Value Fund

Dated February 1, 2007
(as supplemented July 19, 2007)

Effective August 6, 2007, Daniel B. LeVan and Peter J. Collins are no longer co-portfolio managers of The Boston Company Emerging Markets Core Equity Fund (“Emerging Markets Core Equity Fund”), Remi J. Browne and Peter S. Carpenter are no co-longer portfolio managers of The Boston Company International Core Equity Fund (the “International Core Equity Fund”), and Daniel B. LeVan and John W. Evers are no longer co-portfolio managers of The Boston Company International Small Cap Fund (the “International Small Cap Fund”). William S. Patzer has been appointed as portfolio manager of each such fund.

Therefore, the information regarding Messrs. LeVan, Collins, Browne, Carpenter, and Evers under “Additional Information About the Portfolio Managers” beginning on page 51 with respect to “Other Accounts the Portfolio Managers are Managing,” and beginning on page 55 with respect to “Share Ownership by Portfolio Managers,” is deleted and replaced with the following information, which information is as of December 31, 2006:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Portfolio Manager Name	Funds	Other Accounts Managed By the Portfolio Manager
William S. Patzer	Emerging Markets Core Equity Fund International Core Equity Fund International Small Cap Fund

Other Registered Investment Companies: 6 funds with total assets of $2.63 billion.

Other Pooled Investment Vehicles: 3 entities with total assets of approximately $2 billion.

Other Accounts: 16 accounts with total assets of approximately $1.73 billion.

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

Portfolio Manager Name	Fund	Ownership
William S. Patzer	Emerging Markets Core Equity Fund	A
	International Core Equity Fund	C
	International Small Cap Fund	C

In addition, the information regarding Messrs. LeVan, Browne, Carpenter and Evers under the second paragraph of “Additional Information About the Portfolio Managers” on page 53 is deleted and replaced with the following information, which information is as of December 31, 2006:

The Adviser does not generally receive a fee based upon the investment performance of the accounts included under “Other Accounts Managed by the Portfolio Manager” in the table above, except for 5 of the “Other Accounts” listed above (2 managed by Mr. Patzer and 3 co-managed by Messrs. Henry and Smith and Ms. Kedersha) having total assets of approximately $666 million.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE